GOODWILL (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Asset Impairment Charges	$ 0
Goodwill, Impaired, Accumulated Impairment Loss	$ 723